SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ (104,455)	$ (68,909)	$ (714,181)	$ (153,840)
Non-deductible stock-based compensation	30,504	11,474	83,391	57,151
Non-deductible (non-taxable) derivative liability expense (income)	(146,533)	33,167	190,957	(16,077)
Non-deductible amortization of debt discounts	122,380	4,268	177,882	24,495
Non-deductible loss on conversions of convertible notes payable	30,654		193,994	28,982
Increase (decrease) in Valuation allowance	67,450	20,000	67,957	59,289
Provision for (benefit from) income taxes
Provision for (benefit from) income taxes